UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/11 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2011

Shares		Value

COMMON STOCKS (99.9%)

	CONSUMER DISCRETIONARY (22.6%)
12,000	Amazon.com, Inc. *	$2,161,560
8,000	AutoZone, Inc. *	2,188,480
44,000	Bed Bath & Beyond, Inc. *	2,123,880
42,000	Coach, Inc.	2,185,680
95,000	Comcast Corp. Class A	2,205,900
44,000	DIRECTV Class A *	2,059,200
125,000	Ford Motor Co. *	1,863,750
44,000	Johnson Controls, Inc.	1,829,080
52,000	Las Vegas Sands Corp. *	2,195,440
40,000	Magna International, Inc.	1,916,400
26,000	McDonald’s Corp.	1,978,340
10,000	Netflix, Inc. *	2,373,300
23,000	NIKE, Inc. Class B	1,741,100
17,000	Polo Ralph Lauren Corp. Class A	2,102,050
5,000	Priceline.com, Inc. *	2,532,200
62,000	Starbucks Corp.	2,290,900
33,000	Target Corp.	1,650,330
43,000	TJX Companies, Inc. (The)	2,138,390
50,000	Viacom, Inc. Class B	2,326,000
51,000	Walt Disney Co. (The)	2,197,590
19,000	Wynn Resorts Ltd.	2,417,750
44,000	Yum! Brands, Inc.	2,260,720
		46,738,040
	CONSUMER STAPLES (2.6%)
49,000	Campbell Soup Co.	1,622,390
120,000	Sara Lee Corp.	2,120,400
58,000	Sysco Corp.	1,606,600
		5,349,390
	ENERGY (4.6%)
23,000	Chevron Corp.	2,470,890
30,000	ConocoPhillips	2,395,800
45,000	Enterprise Products Partners L.P.	1,937,700
51,000	Marathon Oil Corp.	2,718,810
		9,523,200
	FINANCIALS (5.7%)
36,000	AFLAC, Inc.	1,900,080
11,000	BlackRock, Inc.	2,211,110
43,000	Capital One Financial Corp.	2,234,280
19,000	M&T Bank Corp.	1,680,930
29,000	PNC Financial Services Group, Inc.	1,826,710
31,000	Prudential Financial, Inc.	1,908,980
		11,762,090
	HEALTH CARE (18.8%)
63,000	Aetna, Inc.	2,358,090
53,000	Agilent Technologies, Inc. *	2,373,340
27,000	Allergan, Inc.	1,917,540
33,000	Amgen, Inc. *	1,763,850
30,000	Biogen Idec, Inc. *	2,201,700
66,000	Bristol-Myers Squibb Co.	1,744,380
50,000	CIGNA Corp.	2,214,000
38,000	Express Scripts, Inc. *	2,113,180
5,500	Intuitive Surgical, Inc. *	1,834,030
28,000	McKesson Corp.	2,213,400
45,000	Medtronic, Inc.	1,770,750

Shares		Value

32,000	Novartis AG ADR	$1,739,200
18,000	Novo Nordisk A/S ADR	2,254,140
43,000	St. Jude Medical, Inc.	2,204,180
36,000	Stryker Corp.	2,188,800
30,000	Teva Pharmaceutical Industries Ltd. ADR	1,505,100
35,000	Thermo Fisher Scientific, Inc. *	1,944,250
53,000	UnitedHealth Group, Inc.	2,395,600
30,000	WellPoint, Inc.	2,093,700
		38,829,230
	INDUSTRIALS (13.1%)
21,000	3M Co.	1,963,500
28,000	Boeing Co. (The)	2,070,040
30,000	Canadian National Railway Co.	2,258,100
22,000	Caterpillar, Inc.	2,449,700
30,000	CSX Corp.	2,358,000
18,000	Cummins, Inc.	1,973,160
44,000	Danaher Corp.	2,283,600
25,000	Deere & Co.	2,422,250
125,000	Delta Air Lines, Inc. *	1,225,000
40,000	Expeditors International of Washington, Inc.	2,005,600
4,500	Huntington Ingalls Industries, Inc. *	186,750
59,000	Koninklijke Philips Electronics N.V.	1,898,030
27,000	Northrop Grumman Corp.	1,693,170
24,000	Union Pacific Corp.	2,359,920
		27,146,820
	INFORMATION TECHNOLOGY (19.6%)
41,000	Accenture PLC Class A	2,253,770
58,000	Altera Corp.	2,553,160
6,500	Apple, Inc. *	2,264,925
48,000	Broadcom Corp. Class A	1,890,240
27,000	Cognizant Technology Solutions Corp. Class A *	2,197,800
103,000	Corning, Inc.	2,124,890
85,000	EMC Corp. *	2,256,750
38,000	Hewlett-Packard Co.	1,556,860
12,500	Hitachi Ltd. ADR	645,375
29,000	Infosys Technologies Ltd. ADR	2,079,300
81,000	Intel Corp.	1,633,770
13,000	International Business Machines Corp.	2,119,910
40,000	Intuit, Inc. *	2,124,000
100,000	Marvell Technology Group Ltd. *	1,555,000
28,571	Motorola Solutions, Inc. *	1,276,838
37,000	NetApp, Inc. *	1,782,660
68,000	Oracle Corp.	2,269,160
63,000	TE Connectivity Ltd.	2,193,660
62,000	Texas Instruments, Inc.	2,142,720
21,000	VMware, Inc. Class A *	1,712,340
180,000	Xerox Corp.	1,917,000
		40,550,128
	MATERIALS (9.1%)
22,000	Agrium, Inc.	2,029,720
22,000	Air Products & Chemicals, Inc.	1,983,960
42,000	Barrick Gold Corp.	2,180,220
23,000	BHP Billiton Ltd. ADR	2,205,240
27,000	Cliffs Natural Resources, Inc.	2,653,560
42,000	E.I. du Pont de Nemours & Co.	2,308,740
36,000	Ecolab, Inc.	1,836,720
31,000	Newmont Mining Corp.	1,691,980

1

Value Line Larger Companies Fund, Inc.

March 31, 2011

Shares		Value
20,000	Praxair, Inc.	$2,032,000
		18,922,140
	TELECOMMUNICATION SERVICES (2.9%)
37,000	American Tower Corp. Class A *	1,917,340
59,000	BCE, Inc.	2,144,060
75,000	Telefonica S.A. ADR	1,891,500
		5,952,900
	UTILITIES (0.9%)
100,000	Duke Energy Corp.	1,815,000

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (99.9%) (Cost $154,590,206)	206,588,938
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		245,475
NET ASSETS (1) (100%)		$206,834,413
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($206,834,413 ÷ 11,154,038 shares outstanding)		$18.54

*	Non-income producing.
(1)
For federal income tax purposes, the aggregate cost was $154,590,206, aggregate gross unrealized appreciation was $54,059,643, aggregate gross unrealized depreciation was $2,060,911 and the net unrealized appreciation was $51,998,732.

ADR	American Depositary Receipt.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets
Common Stocks	$206,588,938	$0	$0	$206,588,938
Total Investments in Securities	$206,588,938	$0	$0	$206,588,938

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 20, 2011